CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
SCHEDULE OF GEOGRAPHIC CONCENTRATIONS OF SALES

The following table sets forth revenue as to each geographic location, for the years ended December 31, 2024 and 2023:

	December 31,
	2024		2023
USA	$1,750,668	80.7%	$609,366	66.4%
Europe	420,942	19.4%	-	-%
Asia & Pacific	(2,432)	(0.1)%	308,354	33.6%
	$2,169,178	100.0%	$917,720	100.0%

SCHEDULE OF SUPPLIER CONCENTRATION

The following table sets forth information regarding each supplier that accounted for 10% or more of the Company’s purchases for the years ended December 31, 2024 and 2023.

	December 31,		December 31,
	2024		2023

Barrday Corp	$2,590	0.3%	$54,399	25.3%
Industries Bitossi Inc.	$-	-	$67,631	31.5%
Minelab Electronics	$181,600	22.9%	$-	-
Southeast Drone Technologies	$101,750	12.8%	$-	-
Ideal Products Inc	$-	-	$4,512	2.1%